Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2014
Quarterly Financial Data (Unaudited)
Quarterly Financial Data (Unaudited)

20. Quarterly Financial Data (Unaudited)

The following tables summarize quarterly financial data for the years ended December 31, 2014 and 2013. The information includes the results of operations of our Predecessor from January 1, 2013 through November 19, 2014 and of Landmark Infrastructure Partners LP for the period beginning November 19, 2014, the date the IPO was completed, through December 31, 2014.

	2014 Quarter Ended*
	March 31	June 30	September 30	December 31
Total revenues	$3,488,884	$3,522,067	$3,622,234	$3,776,332
Net income (loss)	1,319,708	395,138	1,854,647	(2,981,646)
Net income (loss) attributable to Predecessor	1,319,708	395,138	1,854,647	(283,298)
Net loss attributable to limited partners	n/a	n/a	n/a	(2,698,348)
Net loss per limited partner unit
(basic and diluted):
Common units	n/a	n/a	n/a	$(0.34)
Subordinated units	n/a	n/a	n/a	$(0.34)
Cash distribution declared per unit	n/a	n/a	n/a	$0.1344

*Prior-period financial information has been retroactively adjusted for certain assets acquired on March 4, 2015.

	2013 Quarter Ended*
	March 31	June 30	September 30	December 31
Total revenues	$2,619,945	3,008,357	3,470,742	3,544,517
Net income	262,027	2,600,165	638,488	929,136

*Prior-period financial information has been retroactively adjusted for certain assets acquired on March 4, 2015.